Community Choice Financial Inc.

7001 Post Road, Suite 200

Dublin, Ohio 43016

August 14, 2012

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Community Choice Financial Inc.
Registration Statement on Form S-4

Ladies and Gentlemen:

Attached for filing with the Securities and Exchange Commission (the “Commission”) is a Registration Statement on Form S-4 relating to the offer by Community Choice Financial Inc., an Ohio corporation, to exchange (the “Exchange Offer”) its 10.75% Senior Secured Notes due 2019 (the “Exchange Notes”) for an equal principal amount of its 10.75% Senior Secured Notes due 2019 (the “Outstanding Notes”), of which $395,000,000 aggregate principal amount was issued on April 29, 2011 and is outstanding on the date hereof.

The total filing fee of $45,267 was wired on June 20, 2012 to the Commission’s account at 100 F Street, NE, Washington, D.C. 20549.

In accordance with the Commission’s position set forth in the letter issued to Exxon Capital Holdings Corporation (available May 13, 1988) and its progeny, Community Choice Financial Inc. makes the following representations to the Commission:

(1)

Community Choice Financial Inc. has not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of Community Choice Financial Inc.’s information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer.

(2)

Community Choice Financial Inc. will make each participant in the Exchange Offer aware that if such person is participating in the Exchange Offer for the purpose of distributing the Exchange Notes to be acquired in the Exchange Offer, such person (a) cannot rely on the position enunciated in Exxon Capital Holdings Corporation or interpretive letters to similar effect and (b) must comply with the registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”), in connection with a resale transaction. Community Choice Financial Inc. acknowledges that such a secondary resale transaction by such person participating in the Exchange Offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling stockholder information required by Item 507 of Regulation S-K promulgated under the Securities Act.

(3)	Community Choice Financial Inc. will also include in the transmittal letter to be executed by an exchange offeree in order to participate in the Exchange Offer the following provision:

If the exchange offeree is a broker-dealer holding Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Outstanding Notes pursuant to the Exchange Offer.

Community Choice Financial Inc. further represents that, with respect to any broker-dealer that participates in the Exchange Offer with respect to Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, each such broker-dealer must confirm that it has not entered into any arrangement or understanding with Community Choice Financial Inc. or an affiliate of Community Choice Financial Inc. to distribute the Exchange Notes. Additionally, Community Choice Financial Inc. will make each person participating in the Exchange Offer aware that any broker-dealer who holds Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Outstanding Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a Prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes.

Please contact the undersigned at 614-798-5900, or Michael J. Solecki at 216-586-7103, if you have any questions concerning the filing.

Sincerely,

/s/ Bridgette C. Roman
Bridgette C. Roman, Esq.
Senior Vice President, Secretary and General Counsel

Attachment

cc: Michael J. Solecki, Esq.